As filed with the Securities and Exchange Commission on November 24, 1997

                                      Securities Act Registration No. 33-53368
                                 Investment Company Registration No. 811-07290

==============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]
                      Post-Effective Amendment No. 10           [x]        [x]
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]
                              Amendment No. 11                             [x]
                       (Check appropriate box or boxes)         [x]


                          BEAR STEARNS INVESTMENT TRUST
                        (a Massachusetts Business Trust)
               (Exact Name of Registrant as Specified in Charter)

                                 245 Park Avenue
                            New York, New York 10167
                    (Address of principal executive offices)

                                 (212) 272-2000
               Registrant's telephone number, including area code
                            ------------------------

                              Ellen T. Arthur, Esq.
                       Bear Stearns Funds Management Inc.
                                 245 Park Avenue
                            New York, New York 10167
                     (Name and Address of Agent for Service)
                            ------------------------
                                    Copy to:

                              Beth R. Kramer, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                            New York, N.Y. 10019-5820
                            ------------------------


It is proposed that this filing will become effective: (check appropriate box)
                   ____ immediately upon filing pursuant to paragraph (b)
                   __x_ on December 24, 1997 pursuant  to paragraph (b)
                   ____ 60 days after filing pursuant to  paragraph (a) (i)
                   ____ on (date) pursuant to paragraph (a)(i) of Rule 485
                   ____ 75  days after filing pursuant to paragraph (a)(ii)
                   ____ on (date) pursuant to  paragraph (a)(ii) of Rule 485
                        If appropriate, check the following box:
                   __x_ this post-effective  amendment designates a new
                        effective date for a previously filed post-effective amendment.


                       DECLARATION PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended. Registrant has filed the Rule 24f-2 Notice for its fiscal year ended March 31, 1997 on May 27, 1997.
==============================================================================

                          BEAR STEARNS INVESTMENT TRUST

                              Cross Reference Sheet


                             Pursuant to Rule 495(a)




Part A                                      Location in Prospectus


         The Registrant has filed the information required in the Prospectus in the Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A on September 26, 1997, and is hereby incorporated by reference. The Registrant has not amended its Prospectus.


Item 1.  Cover Page.................................. Cover Page
Item 2.  Synopsis.................................... Summary; Fee Table
Item 3.  Condensed Financial Information............. Not Applicable
Item 4.  General Description of Registrant........... Cover Page; General;
                                                      Investment Objective;
                                                      Investment Policies;
                                                      Risk Factors and Special
                                                      Considerations
Item 5.  Management of the Fund...................... Fee Table; Management of
                                                      the Portfolio
Item 5A. Management's Discussion of Fund
         Performance................................. Not Applicable
Item 6.  Capital Stock and Other Securities.......... Dividends, Distributions
                                                      and Taxes; General
                                                      Information
Item 7.  Purchase of Securities Being Offered........ Cover Page; Fee Table;
                                                      Management of the
                                                      Portfolio; How to Buy
                                                      Shares
Item 8.  Redemption or Repurchase.................... How to Redeem Shares
Item 9.  Pending Legal Proceedings................... Not Applicable


Part B                                      Location in Statement of Additional
                                            Information


         The Registrant has filed the information required in the Statement of Additional Information in the Post-Effective Amendment No. 9 to its Registration Statement on Form N1-A on September 26, 1997, and is hereby incorporated by reference. The Registrant has not amended its Statement of Additional Information.


Item 10. Cover Page.................................. Cover Page
Item 11. Table of Contents........................... Table of Contents
Item 12. General Information and History ............ Not Applicable
Item 13. Investment Objective and Policies........... Investment Objective and
                                                      Policies; Risk Factors and
                                                      Special Considerations;

Part B                                      Location in Statement of Additional
                                            Information

         ............................................ Investment Limitations;
                                                      Portfolio
         ............................................ Transactions

Item 14. Management of the Fund...................... Management of the
                                                      Portfolio
Item 15. Control Persons and Principal Holders
         of Securities............................... Management of the
                                                      Portfolio
Item 16. Investment Advisory and other Services...... Management of the
                                                      Portfolio; Distribution
                                                      Plan
Item 17. Brokerage Allocation and Other
         Practices................................... Portfolio Transactions
Item 18. Capital Stock and Other Securities.......... Shares of the Portfolio
Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered.................... Shares of the Portfolio;
                                                      Purchase and Redemption
                                                      Information; Net Asset
                                                      Value
Item 20. Tax Status.................................. Taxation
Item 21. Underwriters................................ Distribution Plan
Item 22. Calculation of Performance Data............. Performance and Yield
                                                      Information
Item 23. Financial Statements........................ Financial Statements


Part C


         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A.


                                EXPLANATORY NOTE


         THE PURPOSE OF THIS FILING IS SOLELY TO DESIGNATE A NEW EFFECTIVE DATE FOR THE POST-EFFECTIVE AMENDMENT NO. 9 TO THE REGISTRATION STATEMENT ON FORM N-1A OF THIS REGISTRANT. THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAS NOT BEEN AMENDED AND IS INCORPORATED BY REFERENCE HEREIN IN ITS ENTIRETY.

                                     PART C.

                                OTHER INFORMATION

                          BEAR STEARNS INVESTMENT TRUST

ITEM 24.          Financial Statements and Exhibits.

         (a)      Financial Statements:

                  The   Financial   Statements   included  in  Part  A  of  this
                  Registration Statement:

                  (i)    Financial    Highlights    (Per    Share    Data    and
                  Ratios/Supplemental Data).

                  (ii)  Annual  Report  to   Shareholders   is  incorporated  by
                  reference.

                  The   Financial   Statements   included  in  Part  B  of  this
                  Registration Statement:

                  None.


         (b)      Exhibits:

         Exhibit
         Number         Description
         -------        -----------


         1.             Agreement and Declaration of Trust of Registrant(a)

         2.             By-Laws of Registrant(a)

         3.             None

         4.             None

         5. Form of Investment Management Agreement between Bear Stearns Investment Trust (on behalf of Emerging Markets Debt Portfolio (the "Portfolio")) and Bear Stearns Funds Management Inc.(d)

         6. Form of Distribution Agreement between Registrant and Bear, Stearns & Co. Inc.(a)

         7.             None

         8.1.(a) Form of Custodian Agreement between the Portfolio and Brown Brothers Harriman & Co.(b)

         8.1.(b) Form of Transfer Agency Services Agreement between Bear Stearns Investment Trust and Provident Financial Processing Corporation(b)

         9.1. Form of Management Agreement between the Portfolio and Bear Stearns Funds Management Inc. (a)

         9.2. Form of Administrative Services Agreement by and between PFPC Inc. and Bear Stearns Investment Trust (on behalf of the Portfolio)(d)

         10.             Opinion and consent of Mayer, Brown & Platt (h)


         11.             Consent  of  Deloitte  &  Touche   LLP,   independent
                         auditors (i)


         12.             None

         13.             Form of Investment Letter (a)

         14.             Forms of  Individual  Retirement  Account  Forms  and
                         Agreements (c)

         15.             Form  of  First   Amended   and   Restated   Plan  of
                         Distribution Pursuant to Rule 12b-1 (d)


         15.1            Plan of Distribution pursuant to Rule 12b-1 (i)


         16.             Schedule of Computation of Performance Data (e)

         17.             Financial Data Schedule (h)

         18.             Rule 18f-3 Plan (f)

         18.1            Amended Rule 18f-3 Plan (g)



         18.2            Amended Rule 18f-3 Plan (i)


-----------------------
(a) Incorporated by reference to the Registration Statement on Form N-1A, filed previously on October 16, 1992.

(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed previously on December 28, 1992.

(c) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed previously on September 13, 1993.

(d)      Incorporated  by reference  to  Post-Effective  Amendment  No. 3 to the
         Registration  Statement  on Form N-1A,  filed  previously  on March 30,
         1995.
(e) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed previously on May 31, 1996.

(f)      Incorporated  by reference  to  Post-Effective  Amendment  No. 5 to the
         Registration  Statement  on Form N-1A,  filed  previously  on April 12,
         1996.

(g)      Incorporated  by reference  to  Post-Effective  Amendment  No. 7 to the
         Registration  Statement  on Form N-1A,  filed  previously  on March 31,
         1997.

(h) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed previously on May 30, 1997.


(i) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed previously on September 26, 1997.

ITEM 25.          Persons Controlled by or Under Common Control with Registrant.


         Prior to the effectiveness of this Registration Statement, the Registrant sold 10,472 of its shares of beneficial interest to Bear Stearns Funds Management Inc. ("BSFM"), a New York corporation. As of November 19, 1997, BSFM owned 10,472 shares of beneficial interest. BSFM is a wholly owned subsidiary of The Bear Stearns Companies Inc. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear, Stearns & Co. Inc., is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors.



ITEM 26.          Number of Holders of Securities.

                        (1)                                       (2)
                   Title of Class                      Number of Record Holders
             Shares of Beneficial Interest                at November 19, 1997
          SERIES 1: The Emerging Markets Debt
                        Portfolio

Class A Shares....................................                 1,135
Class B Shares....................................                     0
Class C Shares....................................                   272
Class Y Shares....................................                     0


ITEM 27.          Indemnification.

         Indemnification provisions for each of the Registrant's Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of other organizations in which the Trust has any interest as a shareholder, creditor or otherwise (thereinafter referred to as "Covered Person") are set forth in Article VI, Section 6.4 of the Registrant's Agreement and Declaration of Trust. See Item 24(b)1 above. Under this Article, such persons will not be indemnified for any acts for which indemnification would be prohibited by the Investment Company Act of 1940 (the "Investment Company Act").

         Pursuant to Article VI, Section 6.4 of the Registrant's Agreement and Declaration of Trust and Section 11 of the Investment Management Agreement, neither the Investment Manager nor Covered Persons shall be liable for any action or failure to act except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. See Items 24(b)1 and 24(b)5.

         "Director and Officer" liability policies purchased by the Trust insure the Trust's Trustees and officers, subject to the policy's coverage limits and exclusions and deductibles, against loss resulting from claims by reason of act, error, omission, misstatement, misleading statement, neglect or breach of duty.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its Agreement and Declaration of Trust in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

ITEM 28.          Business and Other Connections of Investment Manager.

         See "Management of the Portfolio" in the Prospectus and Statement of Additional Information regarding the business of the investment manager. For information as to the business, profession, vocation or employment of a substantial nature engaged in by Bear Stearns Funds Management Inc. or any of its respective officers and directors during the past two years, reference is made to the information contained in and to Form ADV, filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, by Bear Stearns Funds Management Inc.
(SEC File No. 801-29862).

ITEM 29.          Principal Underwriters.

         (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

         o         The Bear Stearns Funds
         o         Managed Income Securities Plus Fund, Inc.

         (b) Set forth below is a list of each executive officer and director of Bear Stearns. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

    Positions and Offices      Positions and
           Name               with Bear Stearns    Offices with Registrant
    ---------------------     -----------------    -----------------------

      Directors
      ---------

      James E. Cayne
      Alan C. Greenberg       Chairman of the Board
      John L. Knight
      Mark E. Lehman
      Alan D. Schwartz
      Warren J. Spector
      John H. Slade           Director Emeritus

      Executive Officers
      ------------------

      Alan C. Greenberg       Chairman of the Board
      James E. Cayne          Chief Executive Officer/President
      William J. Montgoris    Chief Operating Officer/
                              Chief Financial Officer/
                              Chief Operations Officer(designation)
      Mark Lehman             Executive Vice President/
                              General Counsel/Chief Legal Officer

    Positions and Offices       Positions and
           Name               with Bear Stearns       Offices with Registrant
    ---------------------     -----------------       -----------------------

      Executive Officers

      Alan D. Schwartz        Executive Vice President
      Warren J. Spector       Executive Vice President
      Michael J. Abatemarco1  Controller/Assistant
                              Secretary
      Frederick  B. Casey     Assistant Treasurer
      Kenneth L. Edlow        Secretary
      Mark E. Lehman          Executive Vice President/
                              General Counsel/Chief Legal
                               Officer
                              (designation)
      Michael Minikes         Treasurer                  Chairman of the Board
      Samuel L. Molinaro, Jr. Chief Financial Officer/
                              Senior Vice President -
                              Finance

ITEM 30.          Location of Accounts and Records.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act and Rules 31a-1 to 31a-3 promulgated thereunder are maintained pursuant to the following arrangement:

         Bear Stearns Funds Management Inc., the Portfolio's Investment Manager, shall maintain such records pertaining to the Portfolio as are set forth in Schedule C of the Investment Management Agreement. Such records shall be maintained by Bear Stearns Funds Management Inc. at 245 Park Avenue, New York, New York 10167. See Item 24(b)5.

         Records relating to the holders of the shares issued by Registrant are maintained by the Registrant's Transfer Agent, at 103 Bellevue Parkway, Wilmington, Delaware 19809.

         Brown Brothers Harriman & Co., the Portfolio's Custodian, shall maintain such records as set forth in the Custodian Agreement. Such records shall be maintained by Brown Brothers Harriman & Co. at 40 Water Street, Boston, Massachusetts 02109.


ITEM 31.          Management Services.

         Registrant is not a party to any management related service contract not discussed in Part A or Part B of this Form.


ITEM 32.          Undertakings.

         The undersigned Registrant hereby undertakes to include a discussion of the Portfolio's performance in the Portfolio's annual report to Shareholders which will be made available to Shareholders upon request and without charge.


-----------
1/ Michael J. Abatemarco's principal business address is 1 Metrotech Center North, Brooklyn, New York 11201- 3859.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York, on this 21st day of November, 1997.



                                            Bear Stearns Investment Trust
                                            (Registrant)



                                            By:   /s/ Robert Reitzes
                                                  ---------------------------
                                                  Robert Reitzes
                                                  President



         Each person whose signature appears below hereby authorizes Frank J. Maresca his true and lawful attorney-in-fact, with full power of such attorney-in-fact to sign on his behalf, individually and in each capacity stated below, any and all amendments (including post-effective amendments) to this Registration Statement and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 21st day of November, 1997.



Signatures                             Title
----------                             -----

By:   /s/ Peter B. Fox                 Trustee
      -----------------------
      Peter B. Fox



By:   /s/ Michael Minikes
      -----------------------
      Michael Minikes                  Chairman of the Board and Trustee



*By:  /s/ M.B. Oglesby, Jr.
      -----------------------
      M.B. Oglesby, Jr.                Trustee

Signatures                            Title
----------                            -----


*By:   /s/ Peter M. Bren
      -----------------------
       Peter M. Bren                  Trustee



 By:   ______________________
       John R. McKernan, Jr.          Trustee



 By:   /s/ Frank J. Maresca
      -----------------------
       Frank J. Maresca               Vice President
                                      and Treasurer
                                      (Chief Financial Officer
                                      and Chief Accounting Officer)

----------------------
* Signed by Frank J. Maresca as attorney-in-fact pursuant to a power of attorney contained in the Registration Statement dated October 16, 1992, Pre-Effective Amendment No. 1 thereto dated December 28, 1992, Post-Effective Amendment No. 1 thereto dated September 13, 1993 and Post- Effective Amendment No. 3 thereto dated March 30, 1995.